Common and Preferred Stock - Warrants (Details) - $ / shares		12 Months Ended
	Jul. 30, 2018	Dec. 31, 2018	Mar. 28, 2018	Feb. 28, 2018	Dec. 31, 2017
Warrants
Term		10 years
Preferred stock - Series D
Warrants
Warrants outstanding				3,698,128
Preferred stock - Series B
Warrants
Warrants outstanding					123,215
Exercise price			$ 3.56
Common stock - Voting
Warrants
Warrants outstanding		170,925
Number of common stock warrants issued in exchange for the original preferred stock warrants	219,761
Exercise of common stock warrants (in shares)		48,836
Exercise price		$ 0.0168
Warrants to purchase shares of common stock (in shares)					14,663